EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Apr. 16, 2018	Mar. 31, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
Reduction of plan liability	$ 527		$ 100
Amortization period of retirement benefits payable		4 years 6 months	4 years
Benefits modification amortization		$ 6